Significant Accounting Policies - Additional Information (Detail) (USD $)	3 Months Ended	122 Months Ended
	Mar. 31, 2013	Mar. 31, 2013
Summary Of Significant Accounting Policies [Line Items]
Option and License Agreement, upfront payment recognized	$ 220,100	$ 220,100
Investment in savings account	7,700,000	7,700,000
Percentage of interest recognized from savings account investment	0.25%	0.25%
Interest income from savings account investment	1,874
Maximum
Summary Of Significant Accounting Policies [Line Items]
Deposit insured by the Federal Deposit Insurance Corporation	250,000	250,000
Option and License Agreement
Summary Of Significant Accounting Policies [Line Items]
Option and License Agreement, upfront payment received	5,000,000	5,000,000
Licensing milestone	25,000,000	25,000,000
Option and License Agreement, upfront payment recognized	5,000,000
Option and License Agreement, deferred revenue	5,000,000	5,000,000
Option and License Agreement | Licensing fee if Merck is unable to advance directly to Phase III trials of Tcelna
Summary Of Significant Accounting Policies [Line Items]
Licensing milestone	$ 15,000,000	$ 15,000,000